Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2013, 1,142,249,790 shares of common stock were outstanding.
Common stock repurchase program

On March 13, 2012, in connection with the Federal Reserve’s non-objection to our 2012 capital plan, the Board of Directors authorized a stock purchase program providing for the repurchase of an aggregate of $1.16 billion of common stock. On March 14, 2013, in connection with the Federal Reserve’s non-objection to our 2013 capital plan, the Board of Directors authorized a new stock purchase program providing for the repurchase of an aggregate of $1.35 billion of common stock beginning in the second quarter of 2013 and continuing through the first quarter of 2014. The share repurchase program may be executed through open market purchases or privately negotiated transactions at such prices, times and upon such other terms as may be determined from time to time. In 2013, we repurchased 35.1 million common shares at an average price of $29.24 per common share for a total of $1.03 billion. At Dec. 31, 2013, the maximum dollar value of shares that may yet be purchased under the March 14, 2013 program, including employee benefit plan repurchases, totaled $385 million.
Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2013 and Dec. 31, 2012.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	—	494	—
Total				15,826	10,826	$1,562	$1,068

(a)	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.

In 2013, we issued 500,000 Series D depositary shares, each representing a 1/100th ownership interest in a share of Series D preferred stock. BNY Mellon will pay dividends on the Series D preferred stock if declared by our board of directors, at an annual rate of 4.5% on each June 20 and December 20, to but excluding June 20, 2023; and a floating rate equal to three-month LIBOR plus 2.46% on each March 20, June 20, September 20 and December 20, from and including June 20, 2023. Holders of both the Series A and Series C preferred stock are entitled to receive dividends on each dividend payment date (March 20, June 20, September 20 and December 20 of each year), if declared by BNY Mellon’s Board of Directors. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C and Series D preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C and Series D preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C and Series D preferred stock to the holders of record of their respective depositary shares.

The following table presents a summary of the preferred stock dividends paid in 2013.

Preferred stock dividends (a)				Approximate dividend paid per share (in dollars)
	Declaration date	Record date	Payment date
Series A (b)	Oct. 16, 2013	Dec. 5, 2013	Dec. 20, 2013	$10.1111
	July 17, 2013	Sept. 5, 2013	Sept. 20, 2013	10.2222
	April 9, 2013	June 5, 2013	June 20, 2013	10.2222
	Jan. 16, 2013	March 5, 2013	March 20, 2013	10.0000
Series C (c)	Oct. 16, 2013	Dec. 5, 2013	Dec. 20, 2013	$0.3250
	July 17, 2013	Sept. 5, 2013	Sept. 20, 2013	0.3250
	April 9, 2013	June 5, 2013	June 20, 2013	0.3250
	Jan. 16, 2013	March 5, 2013	March 20, 2013	0.3250
Series D (d)	Oct. 16, 2013	Dec. 5, 2013	Dec. 20, 2013	$26.6250

(a)	Dividends are noncumulative.

(b)	Dividend per Normal Preferred Capital Security of Mellon Capital IV, each representing 1/100th interest in a share of Series A preferred stock.

(c)	Dividend per depositary share, each representing a 1/4,000th interest in a share of Series C preferred stock.

(d)	Dividend per depository share, each representing a 1/100th interest in a share of Series D preferred stock.

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. Subject to the restrictions in BNY Mellon’s 2007 replacement capital covenant, subsequently amended on May 8 and Sept. 11, 2012, we may redeem the Series A preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series C preferred stock in whole or in part, on or after the dividend payment date in September 2017 and the Series D preferred stock in whole or in part, on or after the dividend payment date in June 2023. Both the Series C or Series D preferred stock can be redeemed in whole but not in part at any time within 90 days following a regulatory capital treatment event (as defined in the Certificate of Designations of the Series C preferred stock and the Certificate of Designations of the Series D preferred stock).

Terms of the Series A preferred stock, Series C preferred stock, and Series D preferred stock are more fully described in each of their Certificate of Designations, each of which is filed as an Exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2013.
Temporary equity

Temporary equity was $230 million at Dec. 31, 2013 and $178 million at Dec. 31, 2012. Temporary equity represents amounts recorded for redeemable non-controlling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.
Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized”.

As of Dec. 31, 2013 and 2012, BNY Mellon and our bank subsidiaries were considered “well capitalized” on the basis of the Basel I Total and Tier 1 capital to risk-weighted assets ratios and the leverage ratio (Basel I Tier 1 capital to quarterly average assets as defined for regulatory purposes).

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2013	2012
Consolidated capital ratios:
Tier 1 capital to risk-weighted assets ratio	16.2%	15.0%
Total capital to risk-weighted assets ratio	17.0	16.3
Leverage	5.4	5.3
The Bank of New York Mellon capital ratios:
Tier 1 capital to risk-weighted assets ratio	14.6%	14.0%
Total capital to risk-weighted assets ratio	15.1	14.6
Leverage	5.3	5.4

(a)
Determined under Basel I rules. Includes full capital credit for certain capital instruments outstanding at Dec. 31, 2013. A phase-out of non-qualifying instruments began on Jan. 1, 2014. For BNY Mellon to qualify as “well capitalized,” its Basel I Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its Basel I Tier 1, Total and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

If a financial holding company such as BNY Mellon fails to qualify as well capitalized, it may lose its status as a financial holding company, which may restrict its ability to undertake or continue certain activities or make acquisitions that are not generally permissible for bank holding companies without financial holding company status. If The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “well capitalized,” it may be subject to higher FDIC assessments.

If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as adequately capitalized, regulatory sanctions and limitations are imposed.

At Dec. 31, 2013, the amounts of capital by which BNY Mellon and The Bank of New York Mellon, exceed the Basel I “well capitalized” thresholds are as follows:

Capital above thresholds at Dec. 31, 2013
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$11,535	$8,320
Total capital	7,896	4,880
Leverage	1,495	688

The following table presents the components of our Basel I Tier 1 and Total risk-based capital, the Basel I risk-weighted assets as well as average assets used for leverage capital purposes at Dec. 31, 2013 and 2012.

Components of Basel I Tier 1 and total risk-based capital (a)	Dec. 31,
(in millions)	2013	2012
Tier 1 capital:
Common shareholders’ equity	$35,959	$35,363
Preferred stock	1,562	1,068
Trust preferred securities	330	623
Adjustments for:
Goodwill and other intangibles (b)	(20,001)	(20,445)
Pensions/cash flow hedges	891	1,454
Securities valuation allowance	(387)	(1,350)
Merchant banking investments	(19)	(19)
Total Tier 1 capital	18,335	16,694
Tier 2 capital:
Qualifying unrealized gains on equity securities	1	2
Qualifying subordinated debt	550	1,058
Qualifying allowance for credit losses	344	386
Total Tier 2 capital	895	1,446
Total risk-based capital	$19,230	$18,140
Total risk-weighted assets	$113,322	$111,180
Average assets for leverage capital purposes	$336,787	$315,273

(a)	On a regulatory basis as determined under Basel I rules.

(b)
Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,222 million at Dec. 31, 2013 and $1,310 million at Dec. 31, 2012 and deferred tax liabilities associated with tax deductible goodwill of $1,302 million at Dec. 31, 2013 and $1,130 million at Dec. 31, 2012.